INVESTMENTS	12 Months Ended
Dec. 31, 2016
Investments, All Other Investments [Abstract]
INVESTMENTS
NOTE 5 – INVESTMENTS

As of December 31, 2016 investments consists of the following, all of which are being accounted for under the cost method. See Note 2 – Summary of Significant Accounting Policies.

Name of Investment	Shares	Book Value

Nuviant Medical Inc.	1,735,000	$173,500
MicroTransponder Inc	167	69,472
Emeritus Clinical Solutions, Inc.	389	79,388
Total Investments		322,360

Less Impairment		(173,500)

Net Investments		$148,860

The Company has recorded impairment of $173,500 on its investment in Nuviant Medical Inc., due to a significant change to Nuviant Medical Inc.’s  financial condition.